Pensions and Other Post Retirement Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes
Net surplus / (unfunded) obligation at end of year	$ (428)	$ (390)
Minimum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	5.00%
Maximum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	11.50%
Pension and Other Post Retirement Benefits | Canada
Changes
Percentage of net unfunded obligations	91.00%	96.00%
Weighted average duration of defined benefit obligation	15 years 8 months 12 days	16 years 4 months 24 days
Pension Benefits
Changes
Current service costs	$ 165	$ 263
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	6	(86)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	411	(2,229)
Return on plan assets greater / (less) than discount rate	433	(1,190)
Pension Benefits | Obligations
Changes
Balance at beginning of year	6,155	8,303
Current service costs	165	263
Plan participants' contributions	(17)	(17)
Benefits paid	345	367
Interest costs (income)	305	246
Disposals	(122)
Foreign exchange		(2)
Settlements	(9)	(10)
Termination benefits	6
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	6	(86)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	411	(2,229)
Balance at end of year	6,607	6,155
Pension Benefits | Plan assets
Changes
Balance at beginning of year	(6,471)	(7,701)
Employer contributions	(27)	61
Plan participants' contributions	17	17
Benefits paid	(327)	(347)
Interest costs (income)	(320)	(225)
Disposals	(153)
Foreign exchange	(1)	4
Settlements	9	10
Administrative costs	(6)	(2)
Return on plan assets greater / (less) than discount rate	433	(1,190)
Balance at end of year	(6,738)	(6,471)
Net surplus / (unfunded) obligation at end of year	131	129
Pension Benefits | Irrecoverable surplus
Changes
Irrecoverable surplus at beginning of year	187
Interest on Irrecoverable surplus	10
Change in irrecoverable surplus during the year	(197)	187
Irrecoverable surplus at end of year		187
Other Post-Retirement Benefits
Changes
Current service costs	12	19
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	3	3
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	29	(167)
Other Post-Retirement Benefits | Obligations
Changes
Balance at beginning of year	519	672
Current service costs	12	19
Benefits paid	30	28
Interest costs (income)	26	20
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	3	3
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	29	(167)
Balance at end of year	559	519
Other Post-Retirement Benefits | Plan assets
Changes
Net surplus / (unfunded) obligation at end of year	(559)	(519)
Other Post-Retirement Benefits | Irrecoverable surplus
Changes
Irrecoverable surplus at beginning of year
Irrecoverable surplus at end of year